Premises, Equipment and Leasehold Improvements	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Premises, Equipment and Leasehold Improvement	PREMISES, EQUIPMENT AND LEASEHOLD IMPROVEMENTS
Premises, equipment and leasehold improvements, stated at cost less accumulated depreciation and amortization, were as follows:
Table 64: Premises, Equipment and Leasehold Improvements

In millions	December 31 2019	December 31 2018
Premises, equipment and leasehold improvements	$14,681	$11,864
Accumulated depreciation and amortization	(6,953)	(6,137)
Net book value	$7,728	$5,727

The following table includes depreciation expense on premises, equipment and leasehold improvements, as well as amortization expense, excluding intangible assets, primarily for capitalized internally developed software.
Table 65: Depreciation and Amortization Expense

Year ended December 31 In millions	2019	2018	2017
Depreciation	$778	$754	$743
Amortization	109	78	56
Total depreciation and amortization	$887	$832	$799